PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Expected Useful Lives of Property and Equipment
Buildings	40 years
Leasehold improvements	Over the shorter of the economic useful life or the lease period
Machinery and equipment	5 to 10 years
Furniture, fixtures and office equipment	3 to 5 years

Group's Financial Liabilities Classified as Level 3
	Balance as of December 31, 2013
		Fair Value Measurements
	Carrying Value	Using Fair Value Hierarchy
		Level 1	Level 2	Level 3

Liability award of Yitel’s share option (Note 14 (c))	2,022	-	-	2,022
Convertible notes measured at fair value	1,157,295	-	-	1,157,295
Total financial liability	1,159,317	-	-	1,159,317

	Balance as of December 31, 2012
		Fair Value Measurements
	Carrying Value	Using Fair Value Hierarchy
		Level 1	Level 2	Level 3

Liability award of Yitel’s share option	464	-	-	464
Convertible notes measured at fair value	1,056,209	-	-	1,056,209
Interest rate swap transaction	10,562	-	-	10,562
Total financial liability	1,067,235	-	-	1,067,235

Summary of Changes in Level 3 Financial Liabilities
Balance at December 31, 2012	1,067,235
Add: Unrealized loss - change in fair value in convertible notes (note 12)	133,404
Add: compensation cost in connection with Yitel hotel’s options (note 14(c))	1,558
Less: Foreign exchange gains in convertible notes (note 12)	(32,318)
Less: Gain arising from change in fair value in interest rate swap transaction (note 12)	(912)
Less: Cash settlement of swap transaction (note 12)	(9,650)
Balance at December 31, 2013	1,159,317

Composition of Group's Financial Instruments and Relevant Fair Value Considerations
Items	Fair value consideration

Cash and cash equivalents Restricted cash Receivables Payables Accruals	Carrying values of these items approximate their estimated fair values due to the short-term nature of these financial instruments.

Term loans	The carrying values of term loans approximate their fair values as all the borrowings carry variable interest rates which approximate rates currently offered by the Group's bankers for similar debt instruments of comparable maturities.

Financial liability	Fair value of financial liability associated with the issuance of convertible notes in 2010 is measured using Level 3 inputs, which is measured using a binomial model. Fair value of the financial liability associated with the interest rate swap transaction in 2011 is measured using level 3 inputs, which is measured using the discounted cash flow method (Refer to Note 12).